CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Current Assets
Cash and Cash Equivalents	$ 220,255	$ 257,746	$ 10,356
Digital Currency	30,169	41,191	5,203
Accounts Receivable	1,558	2,673	0
Prepaids	1,125,896	158,160	44
Inventories	9,286	9,128	24,937
Investment in Joint Venture	0	0	35,000
Total Current Assets	1,387,164	468,898	75,540
Property and Equipment, Net	17,260	3,858	4,504
Investment	3,980	0	9,760
Intangible Assets, Net	3,838,224	2,940,968	2,902,254
Goodwill	4,719,869	247,051	0
Note Receivable - Related Party	15,742	15,000	0
Deposits	35,000	35,000	0
Total Assets	10,017,239	3,710,775	2,992,058
Current Liabilities:
Accounts Payable and Accrued Expenses	266,407	164,258
Convertible Note Payable - Net of Discounts	0	0	5,833
Derivative	0	0	80,902
Stock Subscriptions Payable	968,830	242,730	14,000
Commitments and Contingencies	0	19,000
Due to Related Parties - Short Term	358,266	451,879	27,427
Total Current Liabilities	1,593,503	877,867	456,557
Accounts Payable and Accrued Expenses		183,258	328,395
Stockholders' Equity:
Preferred stock $0.001 par value; 5,000,000 shares authorized; 732,018 issued and outstanding	732	732	732
Common Stock Value	20,950	18,645	17,375
Additional Paid-In Capital	69,286,707	61,820,910	58,609,455
Accumulated Deficit	(64,214,293)	(59,226,331)	(56,092,955)
Total Cannabis Sativa, Inc. Stockholders' Equity	5,094,096	2,613,956	2,534,607
Non-Controlling Interest	3,329,640	218,952	894
Total Stockholders' Equity	8,423,736	2,832,908	2,535,501
Total Liabilities and Stockholders' Equity	$ 10,017,239	$ 3,710,775	$ 2,992,058